COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SCHEDULE OF SOLD SHARES OF COMMON STOCK

Founder share issuance (USD 0.0001) from January 4, 2021 - September 5, 2021
Yeo Choon Pin (1)	60,495,000
SEATech Ventures Corp	19,000,000
Bezeus Sdn Bhd	12,000,000
CMK Ventures Sdn Bhd	6,000,000
CT Talent Sdn Bhd	4,880,000
Hoh Jee Choong	4,639,050
Chong Kwong Hsien	3,568,500
Lee Boon Ping (Li WenBing)	3,568,500
Lim Cheng Jeen	3,568,500
GreenPro Ventures Capital Limited	2,000,000
Hoh Jei Munn	1,070,550
GreenPro Asia Strategic SPC-GreenPro Asia Strategic Fund SP	1,000,000
Su Ching Pung	713,700
Low En Lin Justin	713,700
Total	123,217,500

Private placement share issuance (USD 0.2) from September 10, 2021 - October 10, 2021
Teoh Leok San	330,000
Lin Yu-Ting	150,000
Law Geok Luan	110,000
Semarjit Singh A/L Charan Singh	100,000
Ng Su Kiaw	100,000
Lee Geok Choo (Li YuZhu)	100,000
Calvin Chiew An Kian	100,000
Han Yee Kwong	100,000
Chan Keng Hong	90,000
Martin Chua Kim Soon	80,000
Nicholas Tham Wing Kwong	70,000
Mohana Krishnan Vadaymalai	50,000
Ong Chwee Seng	50,000
Low Kok An	50,000
Ng Choon Hiang	50,000
Lim Boon Kiat (Lin WenJi)	50,000
Lin Ming-Yung	50,000
Ang Pau Peng Andrew	50,000
Low Pei Fui	50,000

Rozlan Bin Mohamed	50,000
Goh Siau Mei	50,000
Michael Bong Enn Chung @ Michael Wong Enn Chung	50,000
Chong Wai Peng	40,000
Goh Kong Ming	40,000
Liew Yung Chean	40,000
Chia Ying Jze	40,000
Lau Jee Soon	40,000
Ng Chun Pong	30,000
Chee Zheng Hao	30,000
Low Yip Seng	30,000
Yau Yeck Khing	30,000
Lim Sui Chieh	30,000
Chiew Chee Boon	30,000
Sam Wai Ying	30,000
Chum Shek Yin	30,000
Ong Chung Ping	30,000
Hoh Oye Chye @ Hoh Choy	30,000
Ho Koon Leng	30,000
Tan Hwee Hor	20,000
Shaun Ng Tian Swee	20,000
Ong Ban Hin	20,000
Ng Soon Lee (Huang ShunLi)	20,000
Low Yan Hwee	20,000
Law Zhen Lun Alan	20,000
Law Chee Siong	20,000
Nah Ah Joo	20,000
Oh May Lian, Jo-An	20,000
Sia Keh Cheang	20,000
Er Bao Ji	20,000
Ng Eng Beng	20,000
Lee Kai Seng	20,000
Ong Kok Leong	20,000
Angelia Goh Siow Wei	20,000
Tan Wei Wei	20,000
Loy Thai Seng	20,000
Goh Meng Jiann	20,000
Yau Wee Lei	20,000
Chua Jiun Ming	20,000
Ng Chee Yong (Huang ZhiYang)	20,000
Tang Soon Kit	20,000
Ho Yin Wai	20,000
Cheam Heng Soon	20,000
Kang Chin Ei	20,000
Kwan Kar Siang	20,000
Soh Chin Kiang	20,000
Lee Leng	20,000
Tan Ching Wah (Chen QingHua)	20,000
Yeow Yee Jen	20,000
Tan Sze Fong	20,000
Teo Ing Lien	20,000
Choo Teik Shiong	20,000
Ooi Jun Wei	20,000
Phuan Jia Hao	20,000
Lee Jyh Xiong	20,000
Lee Sze Huei	20,000

Ho Chi Kian	20,000
Phee Bee Yee	20,000
Gerry Ong Teck Heng	20,000
Hoh Jei Munn	20,000
Goh Yong Hin (Wu YongXin)	20,000
Felix Koh Wee Kiong	20,000
Tan Ik Huang	10,000
Kwek Swee Kee Michael	10,000
Andrew Goh Jun Fei	10,000
Ooi Ke Lun	10,000
Sim Min Yew	10,000
Lum Cheng Fai	10,000
Lee Fong Hin	10,000
Poh Boon Kee	10,000
Chan Ying Rui	10,000
Yong Wai Liong	10,000
Low Say Heng	10,000
Lai Wei Qian	10,000
Yee Beng Kiat	10,000
Ooi Eng Hong	10,000
Koh Pia Noi	10,000
Yee Beng Kwan	10,000
Tan Boon Hoong	10,000
Ng Hup Moi	10,000
Phuan Yong Hao	10,000
Lee Jyh Haur	10,000
Lee Sze Pei	10,000
Lee Tze Chyuan	10,000
Sun QianQian Angeline	10,000
Lau Ming Cheat	10,000
Tan Yien Fong	10,000
Total	3,520,000